Mortgage Servicing Rights - Schedule of Servicing Asset Key Economic Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transfers and Servicing of Financial Assets [Abstract]
Discount rate	10.20%	9.62%
Weighted average constant prepayment rate	7.66%	6.76%
Weighted average cost to service a loan	$ 80	$ 81